INCOME TAXES	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 10 – INCOME TAXES

The Company has calculated income taxes using the asset and liability method of accounting. We have computed deferred income taxes by multiplying statutory rates applicable to estimated future-year differences between the financial statement and tax basis carrying amounts of assets and liabilities.

The income tax provision is summarized as follows:

	2024	2023
Federal corporate income tax rate	21%	21%
State corporate income tax rate	0%	0%
Total corporate income tax rate	21%	21%

	Deferred Tax Assets/Liability
Income Tax	December 31, 2024		December 31, 2023
	Book value	Tax value	Book value	Tax value
Income (Loss) per Books
M-1 Differences:	(3,753,268)	(788,186)	(6,610,119)	(1,388,125)
Stock/options issued for services	5,561,500	1,167,915	7,272,000	1,527,120
Depreciation and amortization	-	-	193,498	40,635
Tax income (loss)	1,808,232	379,729	855,379	179,630

Prior Year NOL (excluding state tax)	(7,965,471)	(1,672,749)	(8,820,850)	(1,852,378)
Cumulative NOL	(6,157,239)	(1,293,020)	(7,965,471)	(1,672,749)

	December 31, 2024	December 31, 2023
Net operating loss carryforwards	1,293,020	1,672,749
Stock/options issued for services	1,167,915	1,527,120
Depreciation and amortization	-	40,635
Valuation allowance	(2,460,935)	(3,240,503)
Total	-	-

Tax at the statutory rate (21%)	(788,186)	(1,388,125)
State tax benefit, net of federal tax effect	-	-
Change in the valuation allowance.	788,186	1,388,125
Total	-	-

For the fiscal year ended December 31, 2024, and 2023, the Company had cumulative net operating losses of $3,753,268 and $6,610,119, respectively, available for carryforward to offset future taxable income, which begins to expire in 2035. The Company has determined to provide full valuation allowances for our net deferred tax assets at the end of 2023 and 2022, including NOL carryforwards generated during the years. Based on its evaluation of positive and negative evidence, including our history of operating losses and the uncertainty of generating future taxable income, that would enable us to realize our deferred tax assets.

In assessing the realization of deferred tax assets, management considers whether it is more likely than not that we may not be able to realize some portion or all of the deferred tax assets. The ultimate realization of the deferred tax assets depends on generating future taxable income when those temporary differences become deductible.

Based on the available objective evidence, management believes it is more likely than not that the net deferred tax assets will not be fully realizable at December 31, 2024. Accordingly, management has maintained a full valuation allowance against its net deferred tax assets at December 31, 2024. The net change in the total valuation allowance for the 12 months ended December 31, 2024, decreased by $779,568 to $2,460,935. At December 31, 2024, and 2023, we had federal and state net operating loss carryforwards of approximately $1,293,020 and $1,672,749, respectively, expiring beginning in 2037 for the federal and 2037 for the state.

For the years ended December 31, 2024, and 2023, the Company analyzed its ASC 740 position and did not identify any uncertain tax positions defined under ASC 740. Should this position be determined in the future and the Company owes interest and penalties because of this, these would be recognized as interest expense and other expenses, respectively, in the consolidated financial statements.

The Company has identified the United States Federal tax returns as its “major” tax jurisdiction. The United States Federal return for 2024 and 2023 has been submitted and accepted by the United States Internal Revenue Service. The Company was not subject to tax examination by authorities in the United States before 2015. The Nevada State Tax return for 2023 and 2022 has been submitted and accepted by the Nevada State Franchise Tax Board. Currently, the Company does not have any ongoing tax examinations.

The Company has no foreign tax expenses and liabilities as of December 31, 2024, and 2023.